Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Mar. 31, 2013 Medical equipment [Member]	Dec. 31, 2012 Medical equipment [Member]	Dec. 31, 2011 Medical equipment [Member]	Mar. 31, 2013 Office equipment [Member]	Dec. 31, 2012 Office equipment [Member]	Dec. 31, 2011 Office equipment [Member]	Mar. 31, 2013 Manufacturing equipment [Member]	Dec. 31, 2012 Manufacturing equipment [Member]	Dec. 31, 2011 Manufacturing equipment [Member]	Mar. 31, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Leasehold improvements [Member]
Property, Plant and Equipment, Gross	$ 3,798,835	$ 3,815,009	$ 1,619,943			$ 3,032,371	$ 3,033,792	$ 1,283,726	$ 72,410	$ 87,163	$ 73,927	$ 303,143	$ 303,143	$ 262,290	$ 390,911	$ 390,911	$ 0
Less accumulated depreciation and amortization	(1,590,749)	(1,374,928)	(641,050)	(2,614,809)	(2,252,564)		(902,000)	(521,000)
Property and Equipment Net	$ 2,208,086	$ 2,440,081	$ 978,893	$ 807,952	$ 1,167,774